CAPITALIZED DRILLING COSTS AND OIL AND GAS PROPERTIES (Details Narrative) - USD ($)												1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 01, 2022	Jul. 25, 2022	Jul. 02, 2021	May 13, 2021	Oct. 09, 2020	Oct. 02, 2020	Sep. 30, 2020	Sep. 04, 2020	Aug. 14, 2020	Jun. 18, 2020	Jun. 11, 2020	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 02, 2019	Jun. 18, 2019
Restructuring Cost and Reserve [Line Items]
Total gain on sale of asset																			$ 391,533
Accmulated depletion															$ 112,183		$ 112,183		112,183	$ 57,652
Asset retirement obligation												$ 1,531,589			668,151		668,151		668,151	1,303,751	$ 1,531,589
Depletion expenses																	80,244	$ 417,810
Capitalized drilling costs															322,806		322,806		322,806
Accumulated depletion															71,469	$ 422,750	201,957	$ 1,140,154
Plugging liabilities															$ 1,626,056		$ 1,626,056		$ 1,626,056	27,584,757
Deshotel 24H [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition of drilling machine														$ 1,797,695
Accumulated depletion														1,459,252
Oil and Gas Properties [Member]
Restructuring Cost and Reserve [Line Items]
Sold of net reserve	$ 63,969
Plugging liabilities	95,125
Net gain	$ 31,156
White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Costs incurred, exploration costs														6,083,542
Costs incurred, development costs														3,387,000
Amortize remaining cost														$ 2,696,542
Depletion expense for capitalized drilling cost																				1,961,478	130,490
Capitalized drilling cost																				604,574
Exchange of drilling cost																							$ 125,000
Royalty retained interest																								1.00%
Acquired lease, value										$ 2,000	$ 2,000
Assets impairment charges											$ 82,500									772,000
Acquired additional lease												916,242	$ 916,242
Payments to property plant and equipment			$ 1,500
Payments for (proceeds from) productive assets			112,094
Accmulated depletion			12,094									24,214								57,652	24,214
Asset retirement obligation			21,191									1,531,589								1,303,751	1,531,589	$ 294,800
Proceeds from sale of productive assets			$ 121,190
Impaired undeveloped reserves																				1,235,285
Accumulated depletion																				4,793,847	739,037
Plugging liabilities												26,976,317								$ 27,584,757	$ 26,976,317
White River Holdings Corp [Member] | Assets Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Reflected oil and gas properties					$ 615,000	$ 22,400	$ 750,000		$ 3,500,000
White River Holdings Corp [Member] | Assets Purchase Agreement [Member] | Oil and Gas [Member]
Restructuring Cost and Reserve [Line Items]
Reflected oil and gas properties					$ 615,000	$ 22,400	$ 760,000		$ 3,224,000
White River Holdings Corp [Member] | Lease Assignment Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Reflected oil and gas properties								$ 1,500,000
White River Holdings Corp [Member] | Lease Assignment Agreement [Member] | Oil and Gas [Member]
Restructuring Cost and Reserve [Line Items]
Reflected oil and gas properties								$ 1,500,000
White River Holdings Corp [Member] | Participation Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Acquired additional lease												$ 916,242	$ 916,242
White River Holdings Corp [Member] | Letter Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from agreement				$ 600,000
Drilling authority cost				300,000
Gain on sale of property				600,000
Assets retirement obligations				175
Total gain on sale of asset				$ 600,175
White River [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition of drilling machine		$ 143,801
Proved reserve		2,905,947
Undeveloped reserve		4,908,087
Accumulated depletion		$ 2,293,449